Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Sep. 22, 2026
Entity File Number	1-11596
Entity Registrant Name	PERMA FIX ENVIRONMENTAL SERVICES INC
Entity Central Index Key	0000891532
Entity Tax Identification Number	58-1954497
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8302 Dunwoody Place
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30350
City Area Code	(770)
Local Phone Number	587-9898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value, $.001 Per Share
Trading Symbol	PESI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable